UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

Morgan Stanley Global Infrastructure Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Australia (5.9%)
	Airports
591,985	Sydney Airport	$2,306,914

	Diversified
3,125,989	DUET Group	6,030,599

	Toll Roads
434,402	Macquarie Atlas Roads Group	1,193,365
1,387,265	Transurban Group	9,343,173

		10,536,538

	Transmission & Distribution
1,585,536	Spark Infrastructure Group	2,515,057

	Total Australia	21,389,108

	Austria (1.3%)
	Airports
46,711	Flughafen Wien AG	4,633,393

	Brazil (2.4%)
	Toll Roads
144,400	CCR SA	1,108,615

	Water
833,898	Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,721,896

	Total Brazil	8,830,511

	Canada (12.6%)
	Oil & Gas Storage & Transportation
398,545	Enbridge, Inc. (a)	18,101,261
612,693	TransCanada Corp. (a)	27,849,682

	Total Canada	45,950,943

	China (3.8%)
	Diversified
2,666,000	Guangdong Investment Ltd. (b)	2,554,804

	Oil & Gas Storage & Transportation
360,000	Beijing Enterprises Holdings Ltd. (b)	3,225,682
1,132,000	China Gas Holdings Ltd. (b)	1,768,818
282,000	ENN Energy Holdings Ltd. (b)	1,971,498

		6,965,998

	Ports
735,912	China Merchants Holdings International Co., Ltd. (b)	2,530,632

	Toll Roads
1,508,322	Jiangsu Expressway Co., Ltd., H Shares (b)	1,720,094

	Total China	13,771,528

	France (4.8%)
	Communications
283,380	Eutelsat Communications SA	9,631,036
212,274	SES SA	7,925,835

	Total France	17,556,871

	Germany (1.5%)
	Airports
74,390	Fraport AG Frankfurt Airport Services Worldwide	5,563,221

	Italy (6.4%)
	Oil & Gas Storage & Transportation
1,842,353	Snam SpA	10,793,857

	Toll Roads
375,328	Atlantia SpA	9,664,087

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Transmission & Distribution
540,698	Terna Rete Elettrica Nazionale SpA	2,897,526

	Total Italy	23,355,470

	Japan (1.4%)
	Oil & Gas Storage & Transportation
1,028,000	Tokyo Gas Co., Ltd.	5,212,309

	Netherlands (1.1%)
	Oil & Gas Storage & Transportation
72,368	Koninklijke Vopak N.V.	4,043,740

	Spain (1.6%)
	Diversified
183,333	Ferrovial SA	3,981,419

	Transmission & Distribution
23,970	Red Electrica Corp., SA	1,950,217

	Total Spain	5,931,636

	Switzerland (1.9%)
	Airports
10,908	Flughafen Zuerich AG (Registered)	7,013,628

	United Kingdom (8.6%)
	Transmission & Distribution
1,283,835	National Grid PLC	17,632,416

	Water
437,340	Pennon Group PLC	5,420,251
131,730	Severn Trent PLC	4,002,893
310,660	United Utilities Group PLC	4,085,780

		13,508,924

	Total United Kingdom	31,141,340

	United States (45.1%)
	Communications
200,050	American Tower Corp. REIT	16,378,093
172,376	Crown Castle International Corp.	12,717,901
65,511	SBA Communications Corp., Class A (c)	5,958,881

		35,054,875

	Diversified
286,638	CenterPoint Energy, Inc.	6,790,454

	Oil & Gas Storage & Transportation
43,020	Atmos Energy Corp.	2,027,533
76,240	Cheniere Energy, Inc. (c)	4,219,884
259,077	Enbridge Energy Management LLC (c)	7,179,024
220,256	Kinder Morgan, Inc.	7,156,117
130,404	NiSource, Inc.	4,633,254
140,280	ONEOK, Inc.	8,311,590
113,617	Plains GP Holdings LP, Class A	3,179,004
47,990	SemGroup Corp., Class A	3,151,983
153,010	Sempra Energy	14,805,247
326,953	Spectra Energy Corp.	12,077,644
298,910	Williams Cos., Inc. (The)	12,129,768

		78,871,048

	Ports
25,990	Union Pacific Corp.	4,877,284

	Transmission & Distribution
381,201	ITC Holdings Corp.	14,237,857
162,355	Northeast Utilities	7,387,153
203,336	PG&E Corp.	8,784,115

		30,409,125

	Water
186,900	American Water Works Co., Inc.	8,485,260

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

		Total United States	164,488,046

		Total Common Stocks (Cost $258,027,762)	358,881,744

NUMBER OF SHARES (000)
	Short-Term Investments (10.0%)
	Securities held as Collateral on Loaned Securities (9.1%)
	Investment Company (7.0%)
25,258		Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $25,257,917)	25,257,917

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (2.1%)
$1,878		Barclays Capital, Inc. (0.06%, dated 03/31/14, due 04/01/14; proceeds $1,878,340; fully collateralized by a U.S. Government Obligation; 1.50% due 08/31/18; valued at $1,915,906)	1,878,337
1,849		BNP Paribas Securities Corp. (0.05%, dated 03/31/14, due 04/01/14; proceeds $1,848,524; fully collateralized by a U.S. Government Obligation; 0.88% due 02/28/17; valued at $1,885,493)	1,848,522
3,908		Merrill Lynch & Co., Inc. (0.07%, dated 03/31/14, due 04/01/14; proceeds $3,907,932; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 03/01/26 - 10/01/43; valued at $3,986,082)	3,907,924

		Total Repurchase Agreements (Cost $7,634,783)	7,634,783

		Total Securities held as Collateral on Loaned Securities (Cost $32,892,700)	32,892,700

NUMBER OF SHARES (000)
	Investment Company (0.9%)
3,396		Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $3,396,195)	3,396,195

		Total Short-Term Investments (Cost $36,288,895)	36,288,895

	Total Investments (Cost $294,316,657) (e)(f)	108.4%	395,170,639
	Liabilities in Excess of Other Assets	(8.4)	(30,529,551)

	Net Assets	100.0%	$364,641,088

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were $34,497,587 and $35,980,200, respectively. The Fund received cash collateral of $32,892,700, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $3,087,500 in the form of a U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(f)	The fair value and percentage of net assets, $139,612,244 and 38.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

Morgan Stanley Global Infrastructure Fund

Summary of Investments ¡ March 31, 2014 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$151,837,895		41.9%
Transmission & Distribution	55,404,341		15.3
Communications	52,611,746		14.5
Water	29,716,080		8.2
Toll Roads	23,029,334		6.4
Airports	19,517,156		5.4
Diversified	19,357,276		5.3
Ports	7,407,916		2.1
Investment Company	3,396,195		0.9

	$362,277,939	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Global Infrastructure Fund

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Airports	$—	$19,517,156	$—	$19,517,156
Communications	35,054,875	17,556,871	—	52,611,746
Diversified	6,790,454	12,566,822	—	19,357,276
Oil & Gas Storage & Transportation	124,821,991	27,015,904	—	151,837,895
Ports	4,877,284	2,530,632	—	7,407,916
Toll Roads	1,108,615	21,920,719	—	23,029,334
Transmission & Distribution	30,409,125	24,995,216	—	55,404,341
Water	16,207,156	13,508,924	—	29,716,080

Total Common Stocks	219,269,500	139,612,244	—	358,881,744

Short-Term Investments
Investment Company	28,654,112	—	—	28,654,112
Repurchase Agreements	—	7,634,783	—	7,634,783

Total Short-Term Investments	28,654,112	7,634,783	—	36,288,895

Total Assets	$247,923,612	$147,247,027	$—	$395,170,639

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, securities with a total value of $139,612,245 transferred from Level 1 to Level 2. At March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014